Statement of Additional Information Supplement dated April 26, 2021
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for the Funds listed below:
Invesco Diversified Dividend Fund
Invesco Main Street Fund®
This supplement amends the Statement of Additional Information of the above referenced funds (the “Funds”) and is in addition to any other supplement(s). You should read this supplement in conjunction with the Statement of Additional Information and retain it for future reference.
The following information replaces the information in the table under the heading “PORTFOLIO MANAGERS – PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS – INVESTMENTS – Invesco Diversified Dividend Fund” and adds information for Invesco Main Street Fund® to the same table in Appendix H:
Investments
The following information is as of October 31, 2020 (unless otherwise noted):
Portfolio Manager(s)	Dollar Range of Investments in the Fund
Invesco Diversified Dividend Fund
Robert Botard	$100,001 - $500,000
Caroline Le Feuvre	$50,001 - $100,000
Chris McMeans	$500,001 - $1,000,000
Peter Santoro[1]	None
Meggan Walsh[2]	Over $1,000,000
Invesco Main Street Fund®
Manind Govil	Over $1,000,000
Benjamin Ram	$100,000 - $500,000
Paul Larson	Over $1,000,000
The following information replaces the information in the table under the heading “PORTFOLIO MANAGERS – PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS – ASSETS MANAGED – Invesco Diversified Dividend Fund” and adds information for “Invesco Main Street Fund®” to the same table in Appendix H:
Assets Managed
The following information is as of October 31, 2020 (unless otherwise noted):
	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager(s)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco Diversified Dividend Fund
Robert Botard	4	$4,976.0	1	$149.8	1,131[3]	$247.8[3]
Caroline Le Feuvre	2	$3,873.3	None	None	1,131[3]	$247.8[3]
Chris McMeans	4	$4,976.0	1	$149.8	1,131[3]	$247.8[3]
Peter Santoro[1]	None	None	None	None	None	None
Meggan Walsh[2]	4	$4,976.0	4	$248.2	1,131[3]	$247.8[3]
Invesco Main Street Fund®
Manind Govil	9	$10,199.6	1	$87.7	1[3]	$0.2[3]

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager(s)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Benjamin Ram	7	$7,460.6	1	$87.7	1[3]	$0.2[3]
Paul Larson	7	$7,460.6	1	$87.7	1[3]	$0.2[3]
1. Began serving on the Fund effective March 24, 2021. Investments and Assets Managed information is as of February 28, 2021.
2. Effective June 30, 2021, Ms. Walsh will no longer serve as a portfolio manager of the Fund.
3. These are accounts of individual investors for which Invesco provides investment advice. Invesco offers separately managed accounts that are managed according to the investment models developed by its portfolio managers and used in connection with the management of certain Invesco Funds. These accounts may be invested in accordance with one or more of those investment models and investments held in those accounts are traded in accordance with the applicable models.
AEF-SAI-SUP